Oct-20-05 02:11pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-361 P.002/002 F-501

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

05066466

1-32652

RECD S.E.C.
OCT 20 2005
077

October 20, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BlackRock World Investment Trust, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 20, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
OCT 27 2005
THOMSON FINANCIAL